Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Commitments

Note 17 – Commitments

Non-cancellable operating leases within one year

The following table sets forth our contractual obligations as of December 31, 2025:

	Total	2025	2026
Operating lease commitments under lease agreements	$6,381	$5,599	$782